Reinsurance - Q3	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Reinsurance [Abstract]
Reinsurance
9.	Reinsurance

The following table summarizes the effect of reinsurance on premiums written and earned:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in thousands)
Written:
Direct	$47,823	$45,798	$140,974	$131,696
Assumed	—	—	38	144
Ceded	(14,177)	(26,919)	(23,910)	(77,137)
Net written	$33,646	$18,879	$117,102	$54,703

Earned:
Direct	$46,418	$44,082	$134,405	$125,287
Assumed	10	36	44	111
Ceded	(13,454)	(25,839)	(39,095)	(73,662)
Net earned	$32,974	$18,279	$95,354	$51,736

Incurred losses and loss adjustment expenses were net of reinsurance (ceded incurred losses and loss adjustment expenses) of $3.1 million and $10.2 million for the three months ended September 30, 2016 and 2015, respectively. Ceded incurred losses and loss adjustment expenses were $10.9 million and $31.8 million for the nine months ended September 30, 2016 and 2015 respectively. At September 30, 2016, reinsurance recoverables on paid and unpaid losses were $0.1 million and $77.5 million, respectively. At December 31, 2015, reinsurance recoverables on paid and unpaid losses were and $0.2 million and $95.5 million, respectively.

Multi-line quota share reinsurance

The Company participates in a MLQS treaty that transfers a proportion of the risk related to certain lines of business written by its subsidiary, Kinsale Insurance Company, an Arkansas insurance company (“Kinsale Insurance”), to reinsurers in exchange for a proportion of the direct written premiums on that business. Under the terms of the MLQS covering the period January 1, 2015 to December 31, 2015 (the “2015 MLQS”), Kinsale Insurance received a provisional ceding commission equal to 41% of ceded written premiums and paid a reinsurance margin equal to 4.00% of ceded written premium. The 2015 MLQS contract includes a sliding scale commission provision that can adjust the ceding commissions within a range of 25% to 41% based on the loss experience of the business ceded. The 2015 MLQS ceding percentage during the first nine months of 2015 was 50%. The ceding percentage remained at 50% until October 1, 2015, at which time the Company decreased the percentage to 40%. Effective January 1, 2016, the Company further reduced the ceding percentage from 40% to 15%. The change in the ceding percentage reduced ceded written premiums by $17.0 million at January 1, 2016, with a corresponding reduction to ceded unearned premiums.

Effective January 1, 2016, the Company commuted the MLQS covering the period January 1, 2014 to December 31, 2014 (the “2014 MLQS”). The commutation reduced reinsurance recoverables on unpaid losses and receivable from reinsurers by $34.2 million at January 1, 2016, with a corresponding reduction to funds held for reinsurers. Effective January 1, 2015, the Company commuted 55% of the treaty covering the period July 1, 2012 to December 31, 2013 (the “2013 MLQS”). The commutation reduced reinsurance recoverables on unpaid losses and receivable from reinsurers by $11.9 million at January 1, 2015, with a corresponding reduction to funds held for reinsurers. The commutations did not have any effect on the Company’s results of operations or cash flows for the applicable periods.

Effective October 1, 2016, the Company terminated and commuted the MLQS covering the period January 1, 2016 to September 30, 2016 (the “2016 MLQS”). The commutation will reduce reinsurance recoverables on unpaid losses and receivable from reinsurers by approximately $15.5 million on October 1, 2016, with a corresponding reduction to funds held for reinsurers.

8.	Reinsurance

The Company purchases reinsurance under various excess of loss and quota-share contracts in order to limit its exposure to large losses and enable it to underwrite policies with sufficient limits to meet policyholder needs. In a reinsurance transaction, an insurance company transfers, or cedes, all or part of its exposure in return for a portion of the premium. The ceding of insurance does not legally discharge the Company from its primary liability for the full amount of the policy coverage, and therefore the Company will be required to pay the loss and bear collection risk if the reinsurer fails to meet its obligations under the reinsurance agreement.

The following table summarizes the effect of reinsurance on premiums written and earned:

	Year Ended December 31,
	2015	2014	2013
	(in thousands)
Written:
Direct	$176,865	$158,477	$124,575
Assumed	144	46	692
Ceded	(92,991)	(97,012)	(80,870)
Net written	$84,018	$61,511	$44,397

Earned:
Direct	$170,401	$145,948	$101,717
Assumed	148	340	395
Ceded	(96,227)	(87,292)	(56,990)
Net earned	$74,322	$58,996	$45,122

Incurred losses and loss adjustment expenses were net of reinsurance recoverables (ceded incurred losses and loss adjustment expenses) of $41.2 million, $44.5 million and $29.2 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Multi-line quota share reinsurance

The Company participates in an MLQS that transfers a proportion of the risk related to certain lines of business written by KIC to reinsurers in exchange for a proportion of the direct written premiums on that business. The Company’s MLQS contract also reduces the amount of capital required to support the insurance operations of KIC. Under the terms of the MLQS contract, KIC receives a provisional ceding commission and pays a reinsurance margin. The reinsurers do not receive a margin when they are in a loss position on the contracts. The MLQS contract includes a sliding scale commission provision that would reduce or increase the ceding commission based on the loss experience of the business ceded. Under the contract, KIC is entitled to an additional contingent profit commission up to an amount equal to all of the reinsurers’ profits above the margin based on the underwriting results of the business ceded, upon commutation of the contract. The contracts have a loss ratio cap of 110%, which means that the Company cannot cede any losses in excess of 110% of ceded earned premiums to the reinsurers.

During 2012, the Company entered into the MLQS reinsurance contract on certain lines of business written by KIC from July 1, 2012 through December 31, 2013 (“2012 MLQS”). Under the terms of the 2012 MLQS contract, KIC received a provisional ceding commission equal to 35% of ceded written premiums and paid a reinsurance margin equal to 7.5% of ceded written premium. The 2012 MLQS contract included a sliding scale commission provision that would reduce the ceding commission to 22.5% or increase the ceding commission to 37.5% based on the loss experience of the business ceded. Effective December 31, 2014, 45% of the 2012 MLQS contract was commuted, and the remaining 55% of this contract was commuted effective January 1, 2015. The commutation reduced the funds-held account and reinsurance recoverables on unpaid losses by $9.7 million at December 31, 2014 and $11.9 million at January 1, 2015. The commutation did not have any effect on the Company’s results of operations for the applicable periods.

Effective January 1, 2014, the Company entered into a MLQS contract through December 31, 2014 (“2014 MLQS”). Under the terms of the 2014 MLQS contract, KIC received a provisional ceding commission equal to 40% of ceded written premiums and paid a reinsurance margin equal to 4.25% of ceded written premium. The 2014 MLQS contract includes a sliding scale commission provision that can adjust the ceding commissions within a range of 25% to 40% based on the loss experience of the business ceded.

Effective January 1, 2015, the Company entered into a MLQS contract through December 31, 2015 (“2015 MLQS”). Under the terms of the 2015 MLQS contract, KIC received a provisional ceding commission equal to 41% of ceded written premiums and paid a reinsurance margin equal to 4.00% of ceded written premium. The 2015 MLQS contract includes a sliding scale commission provision that can adjust the ceding commissions within a range of 25% to 41% based on the loss experience of the business ceded.

The Company maintains a funds-held account for the reinsurers who are a party to the MLQS contracts, which is credited with interest at a rate equal to the 10 year U.S. Treasury rate plus a spread (150 basis points for the 2014 MLQS contract; 235 basis points for the 2012 MLQS contract), subject to a 4% minimum. The funds-held account represents the excess of the ceded written premium and interest credited over ceded paid losses and LAE, the Company’s ceding commission and the reinsurers’ margin. Assets supporting the funds-held liability are not segregated or restricted. The funds-held account is shown as a liability on the accompanying consolidated balance sheets, and at December 31, 2015 and 2014, the balance of the account was $87.2 million and $63.9 million, respectively.

The following table summarizes the amounts related to the MLQS contracts:

	Years Ended December 31,
	2015	2014	2013
	(in thousands)
Ceded earned premiums	$67,950	$60,838	$38,310
Ceded losses and loss adjustment expenses	30,978	30,093	19,904
Ceding commissions earned	34,254	28,160	15,533
Reinsurers’ margin incurred	$2,718	$2,585	$2,873

Reinsurance balances

A credit risk exists with reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements. At December 31, 2015 and 2014, the Company had reinsurance recoverables on unpaid losses of $95.7 million and $70.3 million, respectively. There were no significant reinsurance recoverables on paid losses at December 31, 2015 and 2014. Correspondingly, at December 31, 2015 and 2014, the Company had ceded unearned premiums relating to reinsurers of $39.3 million and $42.6 million, respectively. Allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from its exposure to individual reinsurers. All reinsurance receivables are from companies with A.M. Best ratings of “A” (Excellent) or better. To further reduce credit exposure to reinsurance recoverable balances, the Company has received letters of credit from certain reinsurers that are not authorized as reinsurers under U.S. state insurance regulations. As discussed above, under the terms of an MLQS, the Company has retained funds due reinsurers, (the funds-held account) as security for those recoverable balances. The Company has not recorded an allowance for doubtful accounts related to its reinsurance balances at December 31, 2015 and 2014 and believes this to be appropriate after consideration of all currently available information; however, the deterioration in the credit quality of existing reinsurers or disputes over reinsurance agreements could result in future charges.

At December 31, 2015, the net reinsurance receivable, defined as the sum of paid and unpaid reinsurance recoverables, ceded unearned premiums and other reinsurance receivables less reinsurance payables, from four reinsurers represented 86.5% of the total balance.